Income Tax (Tables)	12 Months Ended
	Dec. 31, 2022	Jul. 31, 2022
Income Tax (Tables) [Line Items]
Schedule of net deferred tax assets
	December 31,	December 31,
	2022	2021
Deferred tax asset
Start-up costs	$332,019	$80,282
Federal net operating loss	—	36,498
Total deferred tax asset	332,019	116,781
Valuation allowance	(332,019)	(116,781)
Deferred tax asset, net of allowance	$—	$—

Schedule of income tax provision (benefit)
	Year Ended December 31,	For the period from February 18, 2021 (inception) through December 31,
	2022	2021
Federal
Current	$253,660	$—
Deferred	(215,237)	(116,781)
State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	215,237	116,781

Income tax provision	$253,660	$—

Schedule of federal income tax rate
	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.00%	21.0%
State taxes, net of federal tax benefit	—%	—%
Meals and entertainment	—%	—%
Transaction costs	2.2%	2.6%
Change in fair value of warrants	(22.6)%	(25.6)%
Valuation allowance	3.5%	2.0%
Income tax provision	4.1%	—%

DIGERATI TECHNOLOGIES, INC [Member]
Income Tax (Tables) [Line Items]
Schedule of net deferred tax assets
	2022	2021
Net operating loss carryover	$5,534,915	$3,242,773
Valuation allowance	(5,534,915)	(3,242,773)
Total deferred tax asset, net	$-	$-

Schedule of federal income tax rate
	2022	2021
Expected Federal benefit (provision), at statutory rate	21.0%	21.0%
Change in valuation allowance	(21.0)%	(21.0)%
	0.0%	0.0%